Stock Based Compensation (Summary Of Stock Options Granted To Executives, Directors, And Non-Executives That Are Vested And Expected To Vest In Periods) (Detail) (USD $)	10 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares	4,757,302
Weighted Average Exercise Price	$ 1.05
Weighted Average Remaining Contractual life (in years)	4 years 5 months 23 days
Aggregate Intrinsic Value
Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares	4,467,892
Weighted Average Exercise Price	$ 1.05
Non-Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares	289,410
Weighted Average Exercise Price	$ 1.05